Income Taxes - Summary of Components of Deferred Tax Assets and Liabilities (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Carry forward losses	[1]	₨ 1,254		₨ 2,624
Trade payables, accrued expenses and other liabilities		5,793		6,367
Allowances for lifetime expected credit loss		1,618		1,743
Cash flow hedges		0		359
Others		94		0
Deferred tax assets, Gross		8,759		11,093
Property, plant and equipment		(912)		(911)
Amortizable goodwill		(4,909)		(3,855)
Intangible assets		(8,601)		(10,170)
Interest income and fair value movement of investments		(1,347)		(1,170)
Contract liabilities		(625)		(370)
Special Economic Zone re-investment reserve		(7,820)		(7,237)
Cash flow hedges		(195)		0
Others		0		(433)
Deferred tax liability, Gross		(24,409)		(24,146)
Deferred tax liabilities, net		(15,650)		(13,053)
Deferred tax assets		1,817	$ 22	2,100
Deferred tax liabilities		₨ (17,467)	$ (210)	₨ (15,153)

[1]	Includes deferred tax asset recognized on carry forward losses pertaining to business combinations.